Reserves	12 Months Ended
Dec. 31, 2013
Reserves
Reserves

10.                               Reserves

The following table provides reserve information of the Company’s major product lines at the dates shown:

	December 31, 2013				December 31, 2012
			Claims and Benefits Payable				Claims and Benefits Payable
	Future Policy Benefits and Expenses	Unearned Premiums	Case Reserves	Incurred But Not Reported Reserves	Future Policy Benefits and Expenses	Unearned Premiums	Case Reserves	Incurred But Not Reported Reserves
Long Duration Contracts:
Preneed life insurance policies and investment-type annuity contracts	$976,837	$101	$4,189	$3,003	$1,045,632	$203	$4,115	$3,419
Life insurance no longer offered	258,513	528	1,140	2,521	266,556	535	2,577	4,155
FFG, LTC and other disposed businesses	1,474,858	17,623	205,524	26,351	1,458,326	18,282	194,014	15,197
All other	33,668	461	14,595	8,324	34,134	447	15,418	8,710
Short Duration Contracts:
Group term life	0	4,039	161,042	28,480	0	3,558	163,124	29,483
Group disability	0	2,435	1,086,870	111,546	0	2,067	1,113,761	115,664
Medical	0	244	1,895	1,205	0	331	2,181	1,678
Dental	0	4,921	2,245	16,787	0	4,459	2,287	15,161
Credit life and disability	0	2	0	2,203	0	2	0	1,698
All other	0	181	245	1,565	0	137	196	2,252
Total	$2,743,876	$30,535	$1,477,745	$201,985	$2,804,648	$30,021	$1,497,673	$197,417

The following table provides a roll forward of the Company’s product lines with the most significant claims and benefits payable balances: group term life and group disability lines of business. Claims and benefits payable is comprised of case and IBNR reserves.

	Group Term Life	Group Disability

Balance as of December 31, 2010, gross of reinsurance	206,741	1,314,927

Less: Reinsurance ceded and other (1)	(2,711)	(33,721)

Balance as of January 1, 2011, net of reinsurance	204,030	1,281,206
Incurred losses related to:
Current year	135,665	314,115
Prior year’s interest	7,723	56,778
Prior year (s)	(24,094)	(64,669)

Total incurred losses	119,294	306,224
Paid losses related to:
Current year	82,629	63,057
Prior year (s)	37,815	268,612

Total paid losses	120,444	331,669
Balance as of December 31, 2011, net of reinsurance	202,880	1,255,761
Plus: Reinsurance ceded and other (1)	3,109	32,709

Balance as of December 31, 2011, gross of reinsurance	205,989	1,288,470

Less: Reinsurance ceded and other (1)	(3,109)	(32,709)

Balance as of January 1, 2012, net of reinsurance	202,880	1,255,761
Incurred losses related to:
Current year	121,051	280,183
Prior year’s interest	7,575	54,696
Prior year (s)	(25,441)	(56,891)

Total incurred losses	103,185	277,988
Paid losses related to:
Current year	76,377	67,069
Prior year (s)	39,693	270,749

Total paid losses	116,070	337,818
Balance as of December 31, 2012, net of reinsurance	189,995	1,195,931
Plus: Reinsurance ceded and other (1)	2,612	33,494

Balance as of December 31, 2012 gross of reinsurance	$192,607	$1,229,425

Less: Reinsurance ceded and other (1)	(2,612)	(33,494)

Balance as of January 1, 2013, net of reinsurance	189,995	1,195,931
Incurred losses related to:
Current year	116,735	275,567
Prior year’s interest	7,388	53,255
Prior year (s)	(12,207)	(29,995)

Total incurred losses	111,916	298,827
Paid losses related to:
Current year	72,794	68,769
Prior year (s)	41,891	262,215

Total paid losses	114,685	330,984
Balance as of December 31, 2013, net of reinsurance	187,226	1,163,774
Plus: Reinsurance ceded and other (1)	2,296	34,642

Balance as of December 31, 2013 gross of reinsurance	$189,522	$1,198,416

(1)         Reinsurance ceded and other includes claims and benefits payable balances that have either been (a) reinsured to third parties, (b) established for claims related expenses whose subsequent payment is not recorded as a paid claim, or (c) reserves established for obligations that would persist even if contracts were cancelled (such as extension of benefits), which cannot be analyzed appropriately under a roll-forward approach.

Short Duration Contracts

The Company’s short duration contracts are comprised of group term life, group disability, medical, dental, credit life and disability.  The principal products and services included in these categories are described in the summary of significant accounting policies.  See Note 2 for further information.

Case and IBNR reserves are developed using actuarial principles and assumptions that consider, among other things, contractual requirements, historical utilization trends and payment patterns, benefit changes,  medical inflation, seasonality, membership, product mix, legislative and regulatory environment, economic factors, disabled life mortality and claim termination rates and other relevant factors. The Company consistently applies the principles and assumptions listed above from year to year, while also giving due consideration to the potential variability of these factors.

Since case and IBNR reserves include estimates developed from various actuarial methods, the Company’s actual losses incurred may be more or less than the Company’s previously developed estimates. As shown in the table above, if the amounts listed on the line labeled “Incurred losses related to: Prior years” are negative (redundant) this means that the Company’s actual losses incurred related to prior years for these lines were less than the estimates previously made by the Company. If the line labeled “Incurred losses related to: Prior years” are positive (deficient) this means that the Company’s actual losses incurred related to prior years for these lines were greater than the estimates previously made by the Company.

The group term life case and IBNR reserve redundancies in all years are due to actual mortality rates running below those assumed in prior year reserves, and actual recovery rates running higher than those assumed in prior year reserves.

Group disability case and IBNR reserves show redundancies in all years due to actual claim recovery rates exceeding those assumed in prior year reserves.

The Company’s group disability products include short and long term disability coverage. Case and IBNR reserves for long-term disability claims have been discounted at 5.25% for claims incurred in 2010 and earlier, 4.75% for claims incurred in 2011 and 2012, and 4.25% for claims incurred in 2013. The amount of discounts deducted from outstanding reserves as of December 31, 2013 and 2012 are $365,234 and $388,934 respectively.

Long Duration Contracts

The Company’s long duration contracts are primarily comprised of preneed life insurance and annuity policies, life insurance policies (no longer offered), and FFG and LTC disposed businesses. The principal products and services included in these categories are described in the summary of significant accounting policies. See Note 2 for further information.

Preneed Business

Interest and discount rates for preneed life insurance vary by year of issuance and product, and ranged from 4.7% to 7.3% in 2013 and 2012 before provisions for adverse deviation, which ranged from 0.2% to 0.5% in both 2013 and 2012.

Interest and discount rates for traditional life insurance (no longer offered) vary by year of issuance and products and were 7.5% grading to 5.3% over 20 years in 2013 and 2012 with the exception of a block of pre-1980 business which had a level 8.8% discount rate in both 2013 and 2012.

Mortality assumptions are based upon pricing assumptions and modified to allow for provisions for adverse deviation.  Surrender rates vary by product and are based upon pricing assumptions.

Future policy benefit increases on preneed life insurance policies ranged from 1.0% to 7.0% in 2013 and 2012. Some policies have future policy benefit increases that are guaranteed or tied to equal some measure of inflation. The inflation assumption for most of these inflation-linked benefits was 3.0% in both 2013 and 2012 with the exception of most policies issued in 2005 through 2007 where the assumption was 2.3%.

The reserves for preneed annuities are based on assumed interest rates credited on deferred annuities, which vary by year of issue, and ranged from 1.0% to 5.5% in 2013 and 2012. Withdrawal charges, if any, can range from 7.0% to 0.0% and grade to zero over a period of seven years.

FFG and LTC

Reserves for businesses previously disposed of by FFG and LTC are included in the Company’s reserves in accordance with the insurance guidance.  The Company maintains an offsetting reinsurance recoverable related to these reserves. See Note 9 for further information.